Annual Total Returns (dei_DocumentInformationDocumentAxis, (Oppenheimer Rochester Minnesota Municipal Fund), Class A)	0 Months Ended
Jul. 27, 2012
(Oppenheimer Rochester Minnesota Municipal Fund) | Class A
Bar Chart Table:
Annual Return 2007	(3.24%)
Annual Return 2008	(26.93%)
Annual Return 2009	40.73%
Annual Return 2010	4.12%
Annual Return 2011	14.41%